Derivative Financial Instrument	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

4. DERIVATIVE FINANCIAL INSTRUMENTS

The gross notional amount of interest rate swap derivative contracts not designated as hedging instruments, outstanding as of March 31, 2020 and December 31, 2019, was €5.8 million ($6.3 million) and €6.3 million ($7.0 million), respectively.

The amount and location of the gains (losses) in the condensed consolidated statements of operations related to derivative contracts is as follows (in thousands):

Derivatives Not Designed As Hedging Instruments		Three Months Ended March 31,
	Line Items	2020	2019
Interest Rate Swap	Financial income (expense), net	$7	$(5)
Foreign Exchange Forward	Financial income (expense), net	—	211

Total		$7	$206

The following table presents the fair value and the location of derivative contracts reported in the condensed consolidated balance sheets (in thousands):

Derivatives Not Designed As Hedging Instruments (1)	Line Items	As of March 31, 2020	As of December 31, 2019
Interest Rate Swap	Other long-term liabilities	$(73)	$(80)

Total		$(73)	$(80)

(1)	For the classification of inputs used to evaluate the fair value of our derivatives, refer to “Note 3”.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The gross notional amount of derivative contracts not designated as hedging instruments, outstanding as of December 31, 2019, was €6.3 million ($7.0 million) for interest rate swap, while the gross notional amount of our derivative contracts not designated as hedging instruments, outstanding as of December 31, 2018 was €7.9 million ($9.0 million) and $7.1 million for interest rate swap and foreign exchange forwards, respectively.

The amount and location of the gains (losses) in the consolidated statements of operations related to derivative contracts is as follows (in thousands):

Derivatives Not Designed As Hedging Instruments		Year Ended December 31,
	Line Items	2019	2018
Interest Rate Swap	Financial expense, net	$16	$(38)
Foreign Exchange Forward	Financial expense, net	361	155

Total		$377	$117

The following table presents the fair value and the location of, derivative contracts reported in the consolidated balance sheets (in thousands):

Derivatives Not Designed As Hedging Instruments (1)		As of December 31,
	Line Items	2019	2018
Interest Rate Swap	Other long-term liabilities	$(80)	$(97)
Foreign Exchange Forward	Other current liabilities	—	(18)
Foreign Exchange Forward	Other long-term liabilities	—	(9)
Foreign Exchange Forward	Other long-term assets	—	42
Foreign Exchange Forward	Other current assets	—	41

Total		$(80)	$(41)

(1)	For the classification of inputs used to evaluate the fair value of our derivatives, refer to “Note 3”.